UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund:     Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

BlackRock U.S. Mortgage Portfolio

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Americredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$679	$680,077
Series 2013-5, Class A2B, 0.53%, 3/08/17 (a)	755	755,539
Citigroup Mortgage Loan Trust, Series 2007-FS1, Class 2A1A, 1.16%, 10/25/37 (a)(b)	2,352	1,601,010
Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 3/01/30 (a)	575	498,242
Countrywide Asset-Backed Certificates:
Series 2004-6, Class 2A4, 1.06%, 11/25/34 (a)	36	35,898
Series 2006-13, Class 3AV2, 0.30%, 1/25/37 (a)	143	134,732
Series 2007-7, Class 2A2, 0.32%, 10/25/47 (a)	466	460,304
Credit Acceptance Auto Loan Trust:
Series 2012-1A, Class A, 2.20%, 9/16/19 (b)	1,018	1,023,139
Series 2013-2A, Class A, 1.50%, 4/15/21 (b)	700	703,325
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.34%, 8/15/25 (a)(b)	1,000	985,196
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.30%, 9/25/36 (a)	358	320,063
HLSS Servicer Advance Receivables Backed Notes:
Series 2012-T2, Class A2, 1.99%, 10/15/45 (b)	1,720	1,733,416
Series 2013-T1, Class A2, 1.50%, 1/16/46 (b)	607	607,546
Series 2013-T2, Class A2, 1.15%, 5/16/44 (b)	1,852	1,853,111
Series 2014-T1, Class AT1, 1.24%, 1/15/45 (b)	1,000	1,000,900
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)	2,700	1,659,497
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 0.40%, 5/25/37 (a)	591	360,365
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, 0.40%, 6/25/36 (a)	1,500	1,102,503
OCP CLO Ltd., Series 2012-2A, Class A2, 1.72%, 11/22/23 (a)(b)	1,300	1,295,464
RAMP Trust, Series 2006-RZ2, Class A3, 0.43%, 5/25/36 (a)	380	339,945
Santander Drive Auto Receivables Trust, Series 2013-A, Class A2, 0.80%, 10/17/16 (b)	1,789	1,790,588
Scholar Funding Trust, Series 2011-A, Class A, 1.14%, 10/28/43 (a)(b)	890	894,975

Asset-Backed Securities	Par (000)	Value
Securitized Asset Backed Receivables LLC Trust, Series 2006-CB5, Class A4, 0.40%, 6/25/36 (a)	$4,686	$3,223,637
Silver Bay Realty Trust, Series 2014-1, Class A, 1.21%, 9/17/31 (a)(b)	1,088	1,088,000
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.46%, 11/25/35 (a)	165	163,751
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC1, Class A4, 0.29%, 2/25/37 (a)	590	506,097
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	700	714,474
Total Asset-Backed Securities — 14.0%		25,531,794

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.0%
Banc of America Alternative Loan Trust, Series 2006-8, Class 1A4, 0.60%, 11/25/36 (a)	974	633,473
Banc of America Funding Trust:
Series 2006-A, Class 3A2, 2.71%, 2/20/36 (a)	105	86,376
Series 2007-4, Class TAP1, 0.45%, 5/25/37 (a)	777	539,754
Banc of America Mortgage Trust:
Series 2003-3, Class 2A1, 0.71%, 5/25/18 (a)	22	21,420
Series 2005-G, Class 2A4, 2.75%, 8/25/35 (a)	1,034	975,620
Series 2005-I, Class 2A5, 3.01%, 10/25/35 (a)	685	614,970
BCAP LLC Trust, Series 2009-RR13, Class 21A1, 6.59%, 1/26/37 (a)(b)	75	74,882
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.38%, 2/25/36 (a)	407	410,167
CHL Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35	343	339,352
Series 2006-HYB2, Class 3A1, 2.89%, 4/20/36 (a)	308	251,041
Citigroup Mortgage Loan Trust, Series 2009-11, Class 6A1, 1.50%, 10/25/35 (a)(b)	31	31,300
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	334	348,212
Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	77	75,820
Series 2005-47CB, Class A2, 0.66%, 10/25/35 (a)	164	129,042

Portfolio Abbreviations

ADR	American Depositary Receipts	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
OTC	Over-the-counter

MANAGED ACCOUNT SERIES	JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Series 2006-15CB, Class A1, 6.50%, 6/25/36	$592	$476,425
Series 2006-19CB, Class A15, 6.00%, 8/25/36	426	379,341
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37	696	599,770
Series 2006-45T1, Class 2A5, 6.00%, 2/25/37	1,562	1,346,490
Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	374	317,742
Series 2007-19, Class 1A4, 6.00%, 8/25/37	1,977	1,658,572
Series 2007-2CB, Class 1A15, 5.75%, 3/25/37	389	334,035
Series 2007-HY7C, Class A1, 0.30%, 8/25/37 (a)	2,836	2,346,599
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21	289	273,022
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.38%, 6/25/37 (a)	261	224,957
HarborView Mortgage Loan Trust, Series 2006-6, Class 3A1A, 2.60%, 8/19/36 (a)	1,561	1,266,449
IndyMac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 4.96%, 3/25/37 (a)	286	258,350
IndyMac INDX Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.36%, 10/25/36 (a)	2,624	2,268,692
Wells Fargo Mortgage Backed Securities, Series 2007-8, Class 2A2, 6.00%, 7/25/37	134	132,836

		16,414,709
Commercial Mortgage-Backed Securities — 2.6%
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.27%, 11/10/46	200	215,104
Hilton USA Trust, Series 2013-HLF, Class AFL, 1.16%, 11/05/30 (a)(b)	4,600	4,605,810

		4,820,914
Interest Only Commercial Mortgage-Backed Securities — 1.7%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.91%, 12/10/45 (a)	5,565	561,199
Series 2013-CR7, Class XA, 1.56%, 3/10/46 (a)	3,938	335,794
Series 2014-CR14, Class XA, 0.91%, 2/10/47 (a)	2,221	115,020
Series 2014-CR15, Class XA, 1.36%, 2/10/47 (a)	15,718	1,179,607
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.58%, 4/15/46 (a)	4,664	430,110
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.24%, 11/15/46 (a)	2,984	233,305
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.47%, 3/15/47 (a)	2,588	231,832

		3,086,867
Total Non-Agency Mortgage-Backed Securities — 13.3%		24,322,490

U.S. Government Sponsored Agency Securities	Par (000)	Value
Agency Obligations — 0.5%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	$609	$518,475
Series 2014-62, Class Z, 3.00%, 4/20/44	504	433,409

		951,884
Collateralized Mortgage Obligations — 0.2%
Freddie Mac, Series 2411, Class FJ, 0.50%, 12/15/29 (a)	12	11,562
Ginnie Mae, Series 2009-122, Class PY, 6.00%, 12/20/39	365	403,105

		414,667
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2012-M9, Class X1, 4.05%, 12/25/17 (a)	10,320	1,140,931
Mortgage-Backed Securities — 154.2%
Fannie Mae Mortgage-Backed Securities:
2.00%, 8/01/29 (d)	900	880,119
2.50%, 8/01/29 (d)	4,500	4,527,281
3.00%, 4/01/29-8/01/44 (d)	22,491	22,501,318
3.50%, 7/01/27-8/01/44 (d)	31,016	31,749,062
4.00%, 8/01/29-8/01/44 (d)	28,005	29,536,104
4.50%, 7/01/24-8/01/44 (d)	31,549	33,922,499
5.00%, 1/01/23-8/01/44 (d)	7,659	8,433,321
5.50%, 12/01/15-8/01/44 (d)	3,255	3,631,734
6.00%, 12/01/32-8/01/44 (d)	3,711	4,180,664
6.50%, 9/01/36-8/01/44 (d)	2,509	2,821,609
Freddie Mac Mortgage-Backed Securities:
3.00%, 8/01/29-8/01/44 (d)	11,074	10,912,261
3.50%, 7/01/26-8/01/44 (d)	8,826	9,054,210
4.00%, 8/01/29-8/01/44 (d)	10,594	11,125,699
4.50%, 1/01/19-8/01/44 (d)	7,033	7,559,003
5.00%, 11/01/24-8/01/44 (d)	3,117	3,431,060
5.50%, 6/01/41-8/01/44 (d)	3,111	3,436,871
6.00%, 6/01/27-11/01/39	757	849,122
Ginnie Mae Mortgage-Backed Securities:
3.00%, 8/15/44 (d)	3,600	3,609,872
3.50%, 9/15/42-8/15/44 (d)	16,443	16,968,079
4.00%, 6/20/44-8/15/44 (d)	43,663	46,313,293
4.50%, 5/15/40-8/15/44 (d)	10,742	11,679,756
5.00%, 12/15/34-8/15/44 (d)	8,018	8,822,025
5.50%, 7/15/38-12/20/41	2,746	3,047,081
6.00%, 8/15/44 (d)	1,400	1,573,305
6.50%, 10/15/38-2/20/41	1,211	1,372,552

		281,937,900
Total U.S. Government Sponsored Agency Securities — 155.5%		284,445,382

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes, 0.63%, 1/15/24	2,039	2,105,365
U.S. Treasury Notes:
1.63%, 6/30/19	1,150	1,142,902
2.50%, 5/15/24	1,640	1,632,056
Total U.S. Treasury Obligations — 2.7%		4,880,323
Total Long-Term Investments (Cost — $335,145,307) — 185.5%		339,179,989

2	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio
(Percentages shown are based on Net Assets)

Options Purchased		Value
(Cost — $498,522) — 0.2%		$371,504
Total Investments Before TBA Sale Commitments and Options Written (Cost — $335,643,829*) — 185.7%		339,551,493

TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 8/01/29	$1,800	(1,810,912)
3.00%, 8/01/29-8/01/44	10,800	(10,909,863)
3.50%, 8/01/29-8/01/44	6,850	(6,989,696)
4.00%, 8/01/44	9,900	(10,408,651)
4.50%, 8/01/44	11,200	(12,058,638)
5.50%, 8/01/44	1,200	(1,329,098)
6.00%, 8/01/44	500	(562,047)
Freddie Mac Mortgage-Backed Securities:
3.00%, 8/01/44	3,600	(3,525,216)
3.50%, 8/01/44	500	(508,566)
4.00%, 8/01/44	2,600	(2,728,944)
4.50%, 8/01/29-8/01/44	6,800	(7,310,794)
5.00%, 8/01/44	400	(439,641)

TBA Sale Commitments(d)	Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
3.50%, 8/15/44	$5,400	$(5,570,754)
4.00%, 8/15/44	30,600	(32,398,248)
4.50%, 8/15/44	3,900	(4,234,509)
5.00%, 8/15/44	3,400	(3,725,083)
5.50%, 8/15/44	600	(663,975)
6.50%, 8/15/44	700	(786,844)
Total TBA Sale Commitments (Proceeds — $106,171,356) — (58.0)%		(105,961,479)

Options Written
(Premiums Received — $ 403,875) — (0.1)%		(260,542)
Total Investments Net of TBA Sale Commitments and Options Written — 127.6%		233,329,472
Liabilities in Excess of Other Assets — (27.6)%		(50,464,953)

Net Assets — 100.0%		$182,864,519

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$335,660,136

Gross unrealized appreciation	$6,005,709
Gross unrealized depreciation	(2,114,352)

Net unrealized appreciation	$3,891,357

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of July 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,894,210)	$8,227
BNP Paribas Securities Corp.	$(1,161,061)	$4,814
Citigroup Global Markets, Inc.	$1,140,605	$1,215
Credit Suisse Securities (USA) LLC	$5,537,301	$(26,663)
Deutsche Bank Securities, Inc.	$11,859,297	$46,922
Goldman Sachs & Co.	$5,627,798	$(8,020)
J.P. Morgan Securities LLC	$19,278,237	$(3,417)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$14,322,405	$(6,558)
Morgan Stanley & Co. LLC	$(1,751,680)	$6,465
Nomura Securities International, Inc.	$(1,459,457)	$3,887
RBC Capital Markets, LLC	$203,772	$(884)
RBS Securities, Inc.	$(734,716)	$2,909
Wells Fargo Securities, LLC	$(1,382,697)	$2,224

MANAGED ACCOUNT SERIES	JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2014	$249,400	$(790)
172	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2014	$20,439,781	(39,833)
(23)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2014	$2,866,016	889
(1)	Euro Dollar Futures	Chicago Mercantile	December 2014	$249,300	(964)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2015	$247,875	78
1	Euro Dollar Futures	Chicago Mercantile	December 2016	$244,487	(151)
(1)	Euro Dollar Futures	Chicago Mercantile	June 2017	$243,475	123
(34)	Euro Dollar Futures	Chicago Board of Trade	December 2017	$8,252,225	(44)
Total					$(40,692)

•	Exchange-traded options purchased as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 2-Year Mid Curve	Put	USD	97.75	12/12/14	78	$38,025

•	OTC interest rate swaptions purchased as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.95%	Receive	3-month LIBOR	11/20/14	$3,800	$17,151
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.30%	Receive	3-month LIBOR	5/22/17	$1,900	116,816
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.95%	Pay	3-month LIBOR	11/20/14	$3,800	41,006
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/27/17	$3,900	74,719
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.30%	Pay	3-month LIBOR	5/22/17	$1,900	83,787
Total								$333,479

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 3-Year Mid-Curve	Put	USD	96.75	9/12/14	74	$(1,387)

•	OTC interest rate swaptions written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	3.36%	Pay	3-month LIBOR	6/27/16	$2,800	$(113,211)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.36%	Receive	3-month LIBOR	6/27/16	$2,800	(107,426)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/27/17	$7,800	(38,518)
Total								$(259,155)

•	Centrally cleared credit default swaps - buy protection outstanding as of July 31, 2014 were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 20 Version 1	5.00%	Chicago Mercantile	6/20/18	USD	3,960	$(98,528)
CDX.NA.HY Series 22 Version 2	5.00%	Chicago Mercantile	6/20/19	USD	2,970	27,991
Total						$(70,537)

4	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	Centrally cleared interest rate swaps outstanding as of July 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.73%[1]	3-month LIBOR	Chicago Mercantile	8/31/18	USD	11,900	$(102,126)
1.80%[1]	3-month LIBOR	Chicago Mercantile	4/08/19	USD	2,600	(14,887)
1.79%[1]	3-month LIBOR	Chicago Mercantile	7/24/19	USD	6,100	24,080
1.82%[1]	3-month LIBOR	Chicago Mercantile	7/31/19	USD	3,700	10,469
3.71%[1]	3-month LIBOR	Chicago Mercantile	11/12/43	USD	840	(77,705)
3.21%[2]	3-month LIBOR	Chicago Mercantile	7/31/44	USD	900	(14,114)
Total						$(174,283)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

•	OTC credit default swaps – buy protection outstanding as of July 31, 2014 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
ABX.HE.AAA 06-2	0.11%	Citibank N.A.	5/25/46	USD	2,733	$548,990	$627,394	$(78,404)
ABX.HE.AAA 06-2	0.11%	Credit Suisse International	5/25/46	USD	2,733	548,989	683,992	(135,003)
Total						$1,097,979	$1,311,386	$(213,407)

•	OTC interest rate swaps outstanding as of July 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
1.50%[1]	3-month LIBOR	Bank of America N.A.	7/15/18	USD	3,350	$7,808	$23,115	$(15,307)
1.25%[1]	3-month LIBOR	Bank of America N.A.	10/25/18	USD	2,000	27,789	22,492	5,297
Total						$35,597	$45,607	$(10,010)

[1]	Fund pays the fixed rate and receives the floating rate.

•	OTC total return swaps outstanding as of July 31, 2014 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	USD	696	$(3,830)	$(8,194)	$4,364
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	1,086	(5,974)	(12,443)	6,469
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/39	USD	1,021	(5,617)	(9,170)	3,553
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	90	26	(536)	562
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	90	(27)	(84)	57
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	90	(26)	141	(167)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	225	(68)	(245)	177
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	180	(54)	(631)	577
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	180	(54)	(281)	227

MANAGED ACCOUNT SERIES	JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	OTC total return swaps outstanding as of July 31, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	180	$(53)	$135	$(188)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	180	(54)	456	(510)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	135	(40)	(1,076)	1,036
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Citibank N.A.	1/12/41	USD	135	(40)	(912)	872
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	USD	135	40	(192)	232
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	225	(67)	(126)	59
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	180	(54)	(1,457)	1,403
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	180	53	(180)	233
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	180	54	158	(104)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	135	40	(1,071)	1,111
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	135	40	(920)	960
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	135	(40)	211	(251)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	90	(27)	(552)	525
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	90	(27)	(552)	525
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	90	27	(316)	343
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	90	27	(216)	243
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	90	27	12	15
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	90	27	12	15
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	90	(26)	141	(167)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	90	(27)	292	(319)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	90	(27)	535	(562)

6	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	OTC total return swaps outstanding as of July 31, 2014 were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	81	$49	$80	$(31)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	81	49	105	(56)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	81	49	292	(243)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	81	49	424	(375)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	135	40	(305)	345
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	135	41	(282)	323
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	90	27	(175)	202
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Deutsche Bank AG	1/12/41	USD	90	27	119	(92)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/41	USD	162	98	646	(548)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/41	USD	122	73	419	(346)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	225	(67)	(1,462)	1,395
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	180	(53)	(700)	647
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	27	(714)	741
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	27	(613)	640
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	90	(27)	(553)	526
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	26	(288)	314
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	27	(118)	145
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	27	89	(62)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	90	(26)	141	(167)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	90	27	264	(237)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs International	1/12/41	USD	162	(98)	(407)	309

MANAGED ACCOUNT SERIES	JULY 31, 2014	7

Schedule of Investments (continued)	BlackRock U.S. Mortgage Portfolio

•	OTC total return swaps outstanding as of July 31, 2014 were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount/ (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs International	1/12/41	USD	81	$49	$(22)	$71
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	180	(54)	276	(330)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	USD	90	(27)	(354)	327
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/41	USD	90	27	278	(251)
Total						$(15,384)	$(39,921)	$24,537

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$25,531,794	—	$25,531,794
Non-Agency Mortgage-Backed Securities	—	24,322,490	—	24,322,490
U.S. Government Sponsored Agency Securities	—	284,445,382	—	284,445,382
U.S. Treasury Obligations	—	4,880,323	—	4,880,323
Options Purchased:
Interest Rate Contracts	$38,025	333,479	—	371,504
Liabilities:
Investments:
TBA Sale Commitments	—	(105,961,479)	—	(105,961,479)
Total	$38,025	$233,551,989	—	$233,590,014

8	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock U.S. Mortgage Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$27,991	—	$27,991
Interest rate contracts	$1,090	69,389	—	70,479
Liabilities:
Credit contracts	—	(311,935)	—	(311,935)
Interest rate contracts	(43,169)	(488,300)	—	(531,469)
Total	$(42,079)	$(702,855)	—	$(744,934)

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$19,377,285	—	—	$19,377,285
Cash pledged for financial futures contracts	86,000	—	—	86,000
Cash pledged for centrally cleared swaps	622,000	—	—	622,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(731,000)	—	(731,000)
Total	$20,085,285	$(731,000)	—	$19,354,285

There were no transfers between levels during the period ended July 31, 2014.

MANAGED ACCOUNT SERIES	JULY 31, 2014	9

Schedule of Investments July 31, 2014 (Unaudited)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.8%
Cochlear Ltd.	13,400	$786,765
Mirvac Group	441,800	739,050
Orocobre Ltd. (a)(b)	363,349	882,046
Pancontinental Oil & Gas NL (a)	2,452,700	52,462
Parnell Pharmaceuticals Holdings Pty Ltd. (a)	72,028	448,014

		2,908,337
Belgium — 1.9%
Befimmo SA	16,980	1,329,433
Mobistar SA (a)	68,100	1,357,214
Ontex Group NV (a)	17,767	425,856

		3,112,503
Brazil — 0.8%
Cia Hering	82,200	771,004
Ser Educacional SA	47,100	504,684

		1,275,688
Canada — 6.5%
Africa Oil Corp. (a)	337,000	2,064,621
Cathedral Energy Services Ltd.	88,625	349,509
Continental Gold Ltd. (a)(b)	442,800	1,567,577
Diagnocure, Inc. (a)	701,026	106,085
Dollarama, Inc.	9,900	814,899
Halogen Software, Inc. (a)	35,800	274,160
Lundin Mining Corp. (a)	184,900	1,063,258
Painted Pony Petroleum Ltd. (a)	68,087	722,490
Premier Gold Mines Ltd. (a)(b)	315,300	850,169
Sulliden Gold Corp. Ltd. (a)(b)	582,983	748,545
Torex Gold Resources, Inc. (a)	811,500	1,131,270
Trevali Mining Corp. (a)	108,973	130,926
Trevali Mining Corp. (Acquired 5/29/13 through 11/08/13, cost $492,622) (a)(c)	759,500	912,501

		10,736,010
China — 1.4%
21Vianet Group, Inc. — ADR (a)(b)	39,746	1,106,131
51job, Inc. — ADR (a)	3,300	249,348
Angang Steel Co. Ltd., Class H	476,000	352,504
Daphne International Holdings Ltd.	1,091,600	480,301
Ming Fai International Holdings Ltd.	315,200	31,316
Parkson Retail Group Ltd. (b)	483,000	144,509

		2,364,109
Denmark — 2.3%
ALK-Abello A/S	3,600	517,074
Pandora A/S	10,500	718,525
Vestas Wind Systems A/S (a)	55,323	2,494,360

		3,729,959
Finland — 0.4%
Sanitec Corp.	61,200	701,643
France — 3.6%
Elior SCA (a)	42,024	801,877
Eurofins Scientific	3,000	894,471
GameLoft SE (a)	105,400	671,805
Gaztransport Et Technigaz SA	13,000	818,157
Saft Groupe SA	40,800	1,503,164
UBISOFT Entertainment (a)	77,200	1,291,753

		5,981,227
Germany — 1.7%
GEA Group AG	10,750	482,354
Gerresheimer AG	12,500	862,870
Rheinmetall AG	15,050	912,206

Common Stocks	Shares	Value
Germany (concluded)
Vossloh AG	3,100	$225,398
Wacker Chemie AG	2,100	243,081

		2,725,909
Hong Kong — 0.9%
Chow Sang Sang Holdings International Ltd. (b)	195,000	504,906
Clear Media Ltd.	289,000	283,405
Pacific Basin Shipping Ltd.	1,131,000	681,274

		1,469,585
India — 3.0%
Container Corp. of India Ltd.	23,750	537,589
GVK Power & Infrastructure Ltd. (a)	3,197,973	747,356
Indiabulls Real Estate Ltd.	330,100	424,954
LIC Housing Finance Ltd.	153,600	728,730
National Aluminium Co. Ltd.	741,836	705,954
Tata Power Co. Ltd.	448,500	719,788
Zee Entertainment Enterprises Ltd.	212,400	1,015,486

		4,879,857
Indonesia — 0.5%
Tower Bersama Infrastructure Tbk PT	1,056,800	757,628
Ireland — 0.7%
Ryanair Holdings PLC — ADR (a)	20,800	1,102,192
Israel — 0.2%
Enzymotec Ltd. (a)	28,857	425,641
Italy — 0.6%
Banca Popolare di Milano Scarl (a)	1,060,972	924,552
Mediobanca SpA (a)	18,000	158,653

		1,083,205
Japan — 2.5%
Asics Corp.	31,150	661,081
Don Quijote Holdings Co. Ltd.	10,800	583,566
Hisaka Works Ltd.	30,000	266,063
Mitsui Chemicals, Inc.	326,000	878,851
NGK Insulators Ltd.	34,000	804,451
Rohm Co. Ltd.	16,800	947,107

		4,141,119
Luxembourg — 0.4%
Stabilus SA (a)	17,836	594,693
Malaysia — 0.3%
AirAsia Bhd	580,250	442,132
Netherlands — 1.5%
Corio NV (a)	19,400	1,030,650
Eurocommercial Properties NV	20,200	1,009,240
Koninklijke Boskalis Westminster NV	9,701	518,117

		2,558,007
Norway — 1.1%
Hoegh LNG Holdings Ltd. (a)(b)	86,200	1,086,696
Storebrand ASA (a)	123,500	686,179

		1,772,875
Portugal — 0.1%
Banco Espirito Santo SA (a)	408,631	109,684
South Korea — 1.7%
Daum Communications Corp.	10,800	1,380,106
Industrial Bank of Korea	28,300	419,597
KNB Financial Group Co. Ltd. (a)	74,900	1,009,257

		2,808,960

10	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain — 1.0%
Acerinox SA	49,600	$825,434
Inmobiliaria Colonial SA (a)	659,200	503,154
Laboratorios Farmaceuticos Rovi SA	25,243	324,495

		1,653,083
Switzerland — 3.4%
Aryzta AG	20,607	1,863,914
Nobel Biocare Holding AG	21,500	377,342
OC Oerlikon Corp. AG (a)	47,300	638,328
Straumann Holding AG	4,700	1,109,030
Sulzer AG	5,500	727,282
Swiss Life Holding AG	3,600	832,494

		5,548,390
United Arab Emirates — 0.4%
Polarcus Ltd. (a)(b)	1,297,300	671,989
United Kingdom — 6.8%
APR Energy PLC (b)	65,130	631,166
Arrow Global Group PLC (a)	191,600	781,149
B&M European Value Retail SA (a)(b)	44,645	204,641
Babcock International Group PLC	47,500	877,849
BowLeven PLC (a)(b)	504,300	328,396
Crest Nicholson Holdings PLC	114,200	677,900
Exova Group PLC (a)	221,600	864,237
Inchcape PLC	64,060	691,944
Intertek Group PLC	11,000	474,927
Kazakhmys PLC (a)	77,400	424,432
Man Group PLC (a)	424,800	849,036
Michael Page International PLC	90,600	651,070
Ophir Energy PLC (a)(b)	117,481	427,431
Poundland Group PLC (a)	65,200	354,141
Premier Oil PLC	90,900	492,634
Quotient Ltd. (a)	66,104	601,546
Rexam PLC	102,138	861,014
Serco Group PLC	160,400	979,499

		11,173,012
United States — 50.8%
Abaxis, Inc.	27,821	1,318,994
Abercrombie & Fitch Co., Class A	38,874	1,529,303
Albemarle Corp.	16,400	1,005,976
AMC Entertainment Holdings, Inc., Class A	33,121	749,859
American Campus Communities, Inc.	16,600	646,072
Apollo Education Group, Inc., Class A (a)	37,410	1,044,861
ARRIS Group, Inc. (a)(b)	31,200	1,066,104
Ashford Hospitality Prime, Inc.	48,856	813,452
Atlas Mara Co-Nvest Ltd. (a)	77,800	886,920
Axiall Corp.	19,943	854,159
Bankrate, Inc. (a)	21,928	369,706
BBCN Bancorp, Inc.	51,700	776,534
Bill Barrett Corp. (a)	33,026	792,954
BioMed Realty Trust, Inc.	37,700	810,550
Blackhawk Network Holdings, Inc., Class B (a)	46,345	1,292,562
Burlington Stores, Inc. (a)	11,900	389,487
Celanese Corp., Class A	16,100	937,181
Chart Industries, Inc. (a)	567	43,120
The Children’s Place, Inc.	11,100	557,220
CommVault Systems, Inc. (a)	2,600	124,852
Constant Contact, Inc. (a)	35,874	1,116,758
Corporate Office Properties Trust	43,700	1,239,769
Deckers Outdoor Corp. (a)	9,010	797,475
Digital Realty Trust, Inc.	15,400	991,606
Discover Financial Services	15,200	928,112
Dorian LPG Ltd. (a)	42,203	847,014
DSP Group, Inc. (a)	59,300	525,991

Common Stocks	Shares	Value
United States (continued)
Edwards Lifesciences Corp. (a)	16,618	$1,499,775
Emerald Oil, Inc. (a)(b)	92,300	677,482
Essent Group Ltd. (a)	41,700	759,357
Exelixis, Inc. (a)(b)	124,739	503,946
First Solar, Inc. (a)	14,700	927,717
Flowers Foods, Inc.	46,866	894,672
Foot Locker, Inc.	15,200	722,456
HD Supply Holdings, Inc. (a)	60,828	1,546,248
Helix Energy Solutions Group, Inc. (a)	36,000	915,480
Heritage Insurance Holdings, Inc. (a)	60,100	849,213
Hospira, Inc. (a)	25,590	1,419,477
IDEX Corp.	18,000	1,364,760
Informatica Corp. (a)	47,600	1,509,872
Inogen, Inc. (a)	46,449	928,980
j2 Global, Inc.	15,100	738,692
KBR, Inc.	16,000	330,560
The KEYW Holding Corp. (a)(b)	36,553	478,844
Kraton Performance Polymers, Inc. (a)	31,500	649,215
Live Nation Entertainment, Inc. (a)	36,700	851,807
LKQ Corp. (a)	18,500	483,868
Mallinckrodt PLC (a)(b)	6,646	462,695
MannKind Corp. (a)(b)	171,129	1,430,638
Manpowergroup, Inc.	7,300	568,597
Merit Medical Systems, Inc. (a)	131,130	1,683,709
Mistras Group, Inc. (a)(b)	10,400	219,648
Monotype Imaging Holdings, Inc.	22,600	675,514
MSC Industrial Direct Co., Inc., Class A	8,600	733,494
Nordson Corp.	13,300	999,761
NorthWestern Corp.	15,900	734,898
NuVasive, Inc. (a)	41,181	1,539,346
Oasis Petroleum, Inc. (a)(b)	25,000	1,336,250
Office Depot, Inc. (a)(b)	150,678	754,897
OSI Systems, Inc. (a)	22,800	1,511,640
Parsley Energy, Inc., Class A (a)	12,500	282,125
Pfenex, Inc. (a)	109,769	642,149
Pinnacle Foods, Inc.	13,757	414,498
Pitney Bowes, Inc.	78,358	2,120,367
Plantronics, Inc.	6,100	286,517
PNM Resources, Inc.	31,500	807,975
Prestige Brands Holdings, Inc. (a)	22,553	694,632
PrivateBancorp, Inc.	19,400	558,720
Procera Networks, Inc. (a)(b)	46,600	466,466
PVH Corp.	3,800	418,684
Rigel Pharmaceuticals, Inc. (a)	66,018	215,879
Rouse Properties, Inc.	95,650	1,621,268
Scorpio Tankers, Inc.	26,200	246,018
Semtech Corp. (a)	32,900	734,657
ServiceMaster Global Holdings, Inc. (a)	61,800	1,085,826
Silver Bay Realty Trust Corp.	97,751	1,579,656
SM Energy Co.	10,600	832,524
Springleaf Holdings, Inc. (a)(b)	33,800	884,884
Steel Dynamics, Inc.	67,500	1,431,675
SUPERVALU, Inc. (a)(b)	182,500	1,673,525
TECO Energy, Inc.	68,300	1,192,518
Teleflex, Inc.	15,568	1,677,296
TIBCO Software, Inc. (a)	77,100	1,488,030
Timken Co.	23,900	1,058,770
TimkenSteel Corp. (a)	12,000	522,120
TransEnterix, Inc. (a)(b)	247,940	984,322
Tribune Media Co., Class A (a)	23,506	1,939,245
Tribune Publishing Co. (a)	5,876	123,572
Trimble Navigation Ltd. (a)	19,500	602,550
Umpqua Holdings Corp.	33,800	571,896
ValueVision Media, Inc., Class A (a)	76,100	348,538

MANAGED ACCOUNT SERIES	JULY 31, 2014	11

Schedule of Investments (continued)	Global SmallCap Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Vera Bradley, Inc. (a)	59,280	$1,175,522
Voya Financial, Inc.	11,665	432,772
WebMD Health Corp. (a)	14,000	697,620
Webster Financial Corp.	13,400	384,178

		83,357,093
Total Common Stocks — 96.3%		158,084,530

Warrants (d)
Canada — 0.0%
Torex Gold Resources, Inc. (Issued/Exercisable 2/10/14, 1 Share for 1 Warrant, Expires 8/12/14, Strike Price USD 1.50)	193,000	3,540
United Kingdom — 0.1%
Quotient Ltd. (Issued/Exercisable 5/27/14, 1 Share for 1 Warrant, Expires 10/25/15, Strike Price USD 8.80)	69,942	172,757
United States — 0.1%
Atlas Mara Co-Nvest Ltd. (Issued/Exercisable 12/17/13, 1 Share for 1 Warrant, Expires 12/17/17, Strike Price USD 11.50)	77,800	116,700
Total Warrants — 0.2%		292,997
Total Long-Term Investments (Cost — $122,936,627) — 96.5%		158,377,527

Short-Term Securities	Beneficial Interest (000)		Value
Money Market Funds — 6.8%
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (e)(f)(g)	USD	11,113	$11,112,941

	Par (000)
Time Deposits
United States — 3.4%
The Bank of New York Mellon, 0.12%, 8/01/14	5,646	5,645,867
Total Short-Term Securities (Cost — $16,758,808) — 10.2%		16,758,808
Total Investments (Cost — $139,695,435*) — 106.7%		175,136,335
Liabilities in Excess of Other Assets — (6.7)%		(11,018,466)

Net Assets — 100.0%		$164,117,869

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$144,796,765

Gross unrealized appreciation	$35,441,226
Gross unrealized depreciation	(5,101,656)

Net unrealized appreciation	$30,339,570

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale. As of report date the Fund held restricted securities with a current value of $912,501 and an original cost of $492,622, which was 0.6% of its net assets.

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2014	Net Activity	Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Series, LLC, Money Market Series	$13,584,149	$(2,471,208)	$11,112,941	$75,350

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

12	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (continued)	Global SmallCap Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$1,287,241	$1,621,096	—	$2,908,337
Belgium	3,112,503	—	—	3,112,503
Brazil	1,275,688	—	—	1,275,688
Canada	10,736,010	—	—	10,736,010
China	1,867,096	497,013	—	2,364,109
Denmark	517,074	3,212,885	—	3,729,959
Finland	—	701,643	—	701,643
France	3,659,906	2,321,321	—	5,981,227
Germany	1,619,958	1,105,951	—	2,725,909
Hong Kong	283,405	1,186,180	—	1,469,585
India	3,403,771	1,476,086	—	4,879,857
Indonesia	—	757,628	—	757,628
Ireland	1,102,192	—	—	1,102,192
Israel	425,641	—	—	425,641
Italy	—	1,083,205	—	1,083,205
Japan	1,388,017	2,753,102	—	4,141,119
Luxembourg	—	594,693	—	594,693
Malaysia	442,132	—	—	442,132
Netherlands	1,527,357	1,030,650	—	2,558,007
Norway	—	1,772,875	—	1,772,875
Portugal	—	109,684	—	109,684
South Korea	419,597	2,389,363	—	2,808,960
Spain	1,149,929	503,154	—	1,653,083
Switzerland	4,062,018	1,486,372	—	5,548,390
United Arab Emirates	671,989	—	—	671,989
United Kingdom	5,399,091	5,773,921	—	11,173,012
United States	83,357,093	—	—	83,357,093
Warrants	176,297	116,700	—	292,997
Short-Term Securities:
Money Market Funds	—	11,112,941	—	11,112,941
Time Deposits	—	5,645,867	—	5,645,867
Total	$127,884,005	$47,252,330	—	$175,136,335

MANAGED ACCOUNT SERIES	JULY 31, 2014	13

Schedule of Investments (concluded)	Global SmallCap Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$228,157	—	—	$228,157
Liabilities:
Collateral on securities loaned at value	—	$(11,112,941)	—	(11,112,941)
Total	$228,157	$(11,112,941)	—	$(10,884,784)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of April 30, 2014, securities with a value of $22,297,225 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of July 31, 2014. Therefore, these securities were transferred from Level 2 to Level 1 during the period April 30, 2014 to July 31, 2014.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of April 30, 2014, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of April 30, 2014, securities with a value of $5,105,288 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period April 30, 2014 to July 31, 2014.

14	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments July 31, 2014 (Unaudited)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.0%
Triumph Group, Inc.	26,800	$1,697,780
Airlines — 1.1%
Delta Air Lines, Inc.	45,400	1,700,684
Auto Components — 1.2%
Lear Corp.	11,662	1,098,211
Tenneco, Inc. (a)	14,302	911,037

		2,009,248
Automobiles — 0.4%
Thor Industries, Inc.	10,884	576,526
Banks — 2.3%
Bank of Hawaii Corp.	12,300	703,314
Fulton Financial Corp.	28,600	324,324
Popular, Inc. (a)	31,500	1,004,850
Valley National Bancorp	61,000	584,380
Webster Financial Corp.	22,100	633,607
Zions Bancorporation	14,200	409,244

		3,659,719
Capital Markets — 1.9%
Ares Management LP (a)(b)	45,300	880,179
Federated Investors, Inc., Class B	34,600	976,412
Janus Capital Group, Inc.	113,300	1,290,487

		3,147,078
Chemicals — 2.3%
Albemarle Corp.	25,100	1,539,634
Axiall Corp.	20,286	868,849
Huntsman Corp.	18,500	481,925
Rockwood Holdings, Inc.	10,400	820,976

		3,711,384
Commercial Services & Supplies — 2.7%
The ADT Corp.	56,188	1,955,342
Pitney Bowes, Inc.	86,580	2,342,855

		4,298,197
Communications Equipment — 0.2%
Plantronics, Inc.	6,500	305,305
Construction & Engineering — 1.4%
KBR, Inc.	47,100	973,086
Quanta Services, Inc. (a)	39,300	1,316,157

		2,289,243
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	4,700	583,881
Consumer Finance — 1.1%
Discover Financial Services	12,400	757,144
Springleaf Holdings, Inc. (a)(b)	36,900	966,042

		1,723,186
Containers & Packaging — 2.1%
MeadWestvaco Corp.	17,400	727,320
Owens-Illinois, Inc. (a)	37,300	1,163,387
Rock-Tenn Co., Class A	15,500	1,541,165

		3,431,872
Diversified Consumer Services — 1.7%
Apollo Education Group, Inc., Class A (a)	57,868	1,616,253
ServiceMaster Global Holdings, Inc. (a)	61,100	1,073,527

		2,689,780
Diversified Financial Services — 0.5%
FNFV Group (a)	26,297	430,219

Common Stocks	Shares	Value
Diversified Financial Services (concluded)
Voya Financial, Inc.	11,911	$441,898

		872,117
Electric Utilities — 3.7%
Hawaiian Electric Industries, Inc. (b)	10,300	243,286
OGE Energy Corp.	38,600	1,387,670
PNM Resources, Inc.	63,600	1,631,340
Westar Energy, Inc.	73,900	2,663,356

		5,925,652
Electrical Equipment — 0.7%
AMETEK, Inc.	22,325	1,087,004
Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics, Inc. (a)	20,700	1,199,565
Ingram Micro, Inc., Class A (a)	47,515	1,363,682
Knowles Corp. (a)	56,689	1,648,516
Trimble Navigation Ltd. (a)	19,100	590,190

		4,801,953
Energy Equipment & Services — 4.2%
Helix Energy Solutions Group, Inc. (a)	78,800	2,003,884
McDermott International, Inc. (a)(b)	132,507	967,301
Patterson-UTI Energy, Inc.	32,700	1,123,245
Superior Energy Services, Inc.	79,000	2,654,400

		6,748,830
Food & Staples Retailing — 1.1%
SUPERVALU, Inc. (a)(b)	199,500	1,829,415
Food Products — 2.4%
Flowers Foods, Inc.	57,780	1,103,020
Ingredion, Inc.	9,456	696,245
The J.M. Smucker Co.	5,321	530,184
Pinnacle Foods, Inc.	24,913	750,629
Tyson Foods, Inc., Class A	22,257	828,183

		3,908,261
Gas Utilities — 1.1%
UGI Corp.	37,600	1,825,104
Health Care Equipment & Supplies — 3.0%
Teleflex, Inc.	23,428	2,524,133
Thoratec Corp. (a)	69,303	2,252,348

		4,776,481
Health Care Providers & Services — 1.6%
Owens & Minor, Inc.	76,682	2,537,407
Hotels, Restaurants & Leisure — 0.8%
Wyndham Worldwide Corp.	16,121	1,217,942
Household Durables — 1.7%
Jarden Corp. (a)	15,019	839,562
Lennar Corp., Class A	19,374	701,920
Mohawk Industries, Inc. (a)	9,607	1,198,665

		2,740,147
Household Products — 1.3%
Energizer Holdings, Inc.	17,801	2,042,843
Insurance — 2.0%
FNF Group (a)	76,500	2,073,915
The Hanover Insurance Group, Inc.	18,500	1,069,485
Kemper Corp.	4,225	146,227

		3,289,627
Internet Software & Services — 0.9%
AOL, Inc. (a)	37,600	1,449,480

MANAGED ACCOUNT SERIES	JULY 31, 2014	15

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services — 1.3%
Amdocs Ltd.	16,200	$734,508
Euronet Worldwide, Inc. (a)	25,705	1,286,278

		2,020,786
Life Sciences Tools & Services — 1.4%
Waters Corp. (a)	22,234	2,299,885
Machinery — 5.3%
Crane Co.	17,124	1,174,878
Dover Corp.	15,800	1,355,008
Harsco Corp.	46,300	1,170,001
Parker Hannifin Corp.	13,200	1,517,340
SPX Corp.	16,924	1,677,676
Timken Co.	35,900	1,590,370

		8,485,273
Media — 2.5%
AMC Entertainment Holdings, Inc., Class A	32,247	730,072
CBS Outdoor Americas, Inc.	10,145	337,727
Markit Ltd. (a)	17,000	430,270
Tribune Media Co., Class A (a)	28,880	2,382,600
Tribune Publishing Co. (a)	7,220	151,837

		4,032,506
Metals & Mining — 2.2%
Carpenter Technology Corp.	11,800	638,852
Cliffs Natural Resources, Inc. (b)	9,500	165,775
Steel Dynamics, Inc.	95,400	2,023,434
TimkenSteel Corp. (a)	17,900	778,829

		3,606,890
Multi-Utilities — 3.4%
Alliant Energy Corp.	42,700	2,412,550
MDU Resources Group, Inc.	36,400	1,146,964
TECO Energy, Inc.	110,600	1,931,076

		5,490,590
Oil, Gas & Consumable Fuels — 3.7%
Africa Oil Corp. (a)(b)	116,936	716,405
Bill Barrett Corp. (a)	56,247	1,350,490
Oasis Petroleum, Inc. (a)(b)	36,574	1,954,880
Parsley Energy, Inc., Class A (a)	12,600	284,382
SM Energy Co.	13,600	1,068,144
Whiting Petroleum Corp. (a)	7,500	663,675

		6,037,976
Paper & Forest Products — 0.7%
Domtar Corp.	29,700	1,066,824
Pharmaceuticals — 2.0%
Hospira, Inc. (a)	36,141	2,004,741
Mallinckrodt PLC (a)(b)	18,616	1,296,046

		3,300,787
Professional Services — 0.4%
Manpowergroup, Inc.	8,300	646,487
Real Estate Investment Trusts (REITs) — 8.5%
American Campus Communities, Inc.	70,092	2,727,981
BioMed Realty Trust, Inc.	91,756	1,972,754
CommonWealth REIT (a)	73,987	1,987,291
Corporate Office Properties Trust (b)	91,824	2,605,047
LTC Properties, Inc.	57,592	2,207,501
Tanger Factory Outlet Centers	63,407	2,197,053

		13,697,627
Real Estate Management & Development — 2.1%
Alexander & Baldwin, Inc.	57,080	2,178,744

Common Stocks	Shares	Value
Real Estate Management & Development (concluded)
Forest City Enterprises, Inc., Class A (a)	62,243	$1,193,198

		3,371,942
Road & Rail — 0.9%
Con-way, Inc.	31,100	1,534,785
Semiconductors & Semiconductor Equipment — 3.5%
First Solar, Inc. (a)	13,300	839,363
Microchip Technology, Inc.	17,100	769,842
RF Micro Devices, Inc. (a)	102,879	1,148,130
Semtech Corp. (a)	39,400	879,802
Skyworks Solutions, Inc.	38,400	1,949,184

		5,586,321
Software — 2.8%
Check Point Software Technologies Ltd. (a)(b)	18,500	1,255,595
PTC, Inc. (a)	35,243	1,267,338
Synopsys, Inc. (a)	7,700	290,829
TIBCO Software, Inc. (a)	84,800	1,636,640

		4,450,402
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A	53,394	2,100,520
Foot Locker, Inc.	47,524	2,258,816
Murphy USA, Inc. (a)	35,234	1,741,264
Office Depot, Inc. (a)(b)	205,892	1,031,519

		7,132,119
Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp. (a)	14,802	458,122
NetApp, Inc.	9,200	357,328

		815,450
Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. (a)(b)	11,629	1,029,283
Hanesbrands, Inc.	4,686	457,869
PVH Corp.	7,279	802,000

		2,289,152
Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp, Inc.	77,200	1,225,936
Trading Companies & Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	8,500	724,965
Total Long-Term Investments (Cost — $117,394,086) — 96.0%		154,692,849

Short-Term Securities	Beneficial Interest (000)
Money Market Funds — 7.5%
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)	$12,113	12,113,061

	Par (000)
Time Deposits — 2.5%
The Bank of New York Mellon, 0.12%, 8/01/14	4,098	4,097,788
Total Short-Term Securities (Cost — $16,210,849) — 10.0%		16,210,849
Total Investments (Cost — $133,604,935*) — 106.0%		170,903,698
Liabilities in Excess of Other Assets — (6.0)%		(9,731,803)

Net Assets — 100.0%		$161,171,895

16	MANAGED ACCOUNT SERIES	JULY 31, 2014

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$134,549,420

Gross unrealized appreciation	$38,780,699
Gross unrealized depreciation	(2,426,421)

Net unrealized appreciation	$36,354,278

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2014	Net Activity	Beneficial Interest Held at July 31, 2014	Income
BlackRock Liquidity Series, LLC, Money Market Series	$10,554,459	$1,558,602	$12,113,061	$27,456

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$154,692,849	—	—	$154,692,849
Short-Term Securities:
Money Market Funds	—	$12,113,061	—	12,113,061
Time Deposits	—	4,097,788	—	4,097,788
Total	$154,692,849	$16,210,849	—	$170,903,698

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, collateral on securities loaned at value of $12,113,061 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended July 31, 2014.

MANAGED ACCOUNT SERIES	JULY 31, 2014	17

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: September 25, 2014

3